Equity (Details 2) (USD $)	1 Months Ended					6 Months Ended		12 Months Ended		1 Months Ended																			2 Months Ended	1 Months Ended	3 Months Ended	6 Months Ended	1 Months Ended		3 Months Ended				1 Months Ended					1 Months Ended
	Aug. 31, 2011	May 31, 2011	Apr. 30, 2011	Mar. 31, 2011	Feb. 28, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2011 Burnham Hill Advisors, LLC. [Member]	Jun. 30, 2011 Berardino Investment Group [Member]	Dec. 31, 2011 Fountainhead [Member]	Jun. 30, 2011 Fountainhead [Member]	Jun. 30, 2011 Millenium Capital Corporation [Member]	Dec. 31, 2011 Steven Girgenti [Member]	Sep. 30, 2011 Steven Girgenti [Member]	Aug. 31, 2011 Steven Girgenti [Member]	Dec. 31, 2011 Alvaro Pascale Leone [Member]	Sep. 30, 2011 Alvaro Pascale Leone [Member]	Aug. 31, 2011 Alvaro Pascale Leone [Member]	Aug. 31, 2011 Mccombie Group [Member]	Dec. 31, 2011 Dr Oscar Bronsther [Member]	Sep. 30, 2011 Dr Oscar Bronsther [Member]	Sep. 30, 2011 Joe Simone [Member]	Dec. 31, 2011 Jason Barton [Member]	Dec. 31, 2011 Jose Romano [Member]	May 31, 2011 Common Stock [Member]	Apr. 30, 2011 Common Stock [Member]	Jun. 30, 2012 Common Stock [Member]	Jun. 30, 2011 Common Stock [Member] Greenbridge Capital Partners IV LLC [Member]	Jun. 30, 2012 Common Stock [Member] Greenbridge Capital Partners IV LLC [Member]	Jun. 30, 2012 Common Stock [Member] Greenbridge Capital Partners IV LLC [Member]	May 31, 2011 Common Stock [Member] Steven Girgenti [Member]	Feb. 28, 2011 Common Stock [Member] Steven Girgenti [Member]	Jun. 30, 2012 Common Stock [Member] Steven Girgenti [Member]	Jun. 30, 2012 Common Stock [Member] Dr Oscar Bronsther [Member]	Jun. 30, 2012 Common Stock [Member] Jason Barton [Member]	Jun. 30, 2012 Common Stock [Member] Jose Romano [Member]	Jun. 30, 2011 Vested Warrants [Member] Fountainhead [Member]	Jun. 30, 2011 Placement Agent Warrants [Member] Burnham Hill Advisors, LLC. [Member]	Aug. 31, 2011 Final Closing [Member]	Aug. 04, 2011 Final Closing [Member]	Aug. 04, 2011 Final Closing [Member] Series C Preferred Stock [Member]	Aug. 31, 2011 New Preferred Offering [Member] Accredited Investors [Member]	Aug. 31, 2011 New Preferred Offering [Member] Accredited Investors [Member] Series C Preferred Stock [Member]	Aug. 26, 2011 New Preferred Offering [Member] Accredited Investors [Member] Series C Preferred Stock [Member]
Equity (Textual)
Share-based compensation shares issued to nonemployees for services, share										1,000,000					222,222	166,667	154,600	138,890	104,167	78,300	428,571	96,620		510,000	138,890	138,890	8,666,666	24,444,442	5,333,333	15,500,000	1,333,333		222,222	250,000	444,444	444,444	277,780	277,780
Share-based compensation shares issued to nonemployees for services, value										$ 22,500					$ 5,000	$ 5,000	$ 5,000	$ 3,125	$ 3,125	$ 3,125	$ 10,000	$ 2,174			$ 3,125	$ 3,125			$ 120,000	$ 348,750	$ 30,000		$ 5,000	$ 5,000	$ 10,000	$ 10,000	$ 6,250	$ 6,250
Shares repurchased into Treasury Stock																														10,333,333		10,333,333
Number of units sold by placement agent										24.8
Placement agent fee										Seven percent (7%) of the gross proceeds received by the Company from Units placed.
Common stock shares issuable upon conversion of units sold by placement agent										3,857,778
Common stock shares purchasable from issued warrants	66,666,666	4,333,334	12,222,221	14,710,530										2,300,000									400,000																39,063,670		14,666,665			1,111,111
Warrants exercisable period		3 years	3 years	3 years										3 years									3 years																5 years	3 years				3 years
Warrants exercise price		$ 0.03	$ 0.03	$ 0.03										$ 0.03									$ 0.03																$ 0.0125	$ 0.0225				$ 0.03
Reduced common stock shares issuable upon conversion of units sold by placement agent										3,702,223
Debt conversion, converted instrument, shares issued											2,167,902
Principal amount of Debenture converted											40,000
Conversion price											$ 0.019																																			$ 0.0225
Consulting agreement issuance date													Feb. 10, 2010
Number of Units sold	60																																								13.2			3.8
Proceeds from sale of Units	3,000,000																																								660,000			190,000
Preferred Stock, shares issued						44.8		63.8	0																																	60	13.2
Common shares purchasable from total convertible preferred stock	133,333,324																																								29,333,330			2,222,222
Face value of each unit price																																													50,000
Proceeds from issuance of Common Stock, net					3,000,000	120,000	889,000	889,443	1,434,500
Proceeds from issuance of Preferred Stock - Series C, net								3,021,700
Common stock issuance for warrant exercise								$ 443				$ 443.26
Common stock issuance for warrant exercise (Shares)												402,965